Risk management - Credit risk from UK customers (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) numberOfPayments	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Credit risk
Financial assets	€ 163,853	€ 176,554	€ 184,596
Maximum exposure to credit risk	903,647	861,432	943,903
Impairment loss on financial assets	22,125	23,422	21,567
Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	802,968	766,034	859,643
Impairment loss on financial assets	4,149	4,458	3,980
Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	69,968	64,962	52,897
Impairment loss on financial assets	5,103	5,461	4,311
Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	30,711	30,436	31,363
Impairment loss on financial assets	12,873	13,503	13,276
Investment grade
Credit risk
Maximum exposure to credit risk	579,241	498,642	558,295
Investment grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	565,443	489,518	552,763
Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	13,798	9,124	5,532
Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Speculation grade
Credit risk
Maximum exposure to credit risk	293,695	332,354	354,245
Speculation grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	237,525	276,516	306,880
Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	56,170	55,838	47,365
Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Default
Credit risk
Maximum exposure to credit risk	30,711	30,436	31,363
Default | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Default | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Default | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	30,711	30,436	31,363
Gross carrying amount | Stage 1 | Financial instruments not credit-impaired
Credit risk
Financial assets	133,437	134,792	147,575
Gross carrying amount | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Financial assets	128	72	446
Gross carrying amount | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Financial assets	280	401	647
Santander UK
Credit risk
Maximum exposure to credit risk	247,678	241,300	296,662
Impairment loss on financial assets	967	1,448	1,175
Santander UK | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	223,481	219,030	279,266
Impairment loss on financial assets	135	223	117
Santander UK | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	20,689	19,041	14,575
Impairment loss on financial assets	372	557	470
Santander UK | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	3,508	3,229	2,821
Impairment loss on financial assets	460	668	588
Santander UK | Investment grade
Credit risk
Maximum exposure to credit risk	219,506	186,292	241,017
Santander UK | Investment grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	210,418	184,065	238,985
Santander UK | Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	9,088	2,227	2,032
Santander UK | Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Santander UK | Speculation grade
Credit risk
Maximum exposure to credit risk	24,664	51,779	52,824
Santander UK | Speculation grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	13,063	34,965	40,281
Santander UK | Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	11,601	16,814	12,543
Santander UK | Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Santander UK | Default
Credit risk
Maximum exposure to credit risk	3,508	3,229	2,821
Santander UK | Default | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Santander UK | Default | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Santander UK | Default | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 3,508	€ 3,229	€ 2,821
United Kingdom
Credit risk
Credit risk increase percentage	4.20%
Percentage of growth rate in local currency	(2.50%)
Risk exposure	€ 262,869
Percent at risk	25.00%
Number of payment holidays granted | numberOfPayments	368,000
Government-backed loans granted, amount	€ 5,280
Non-performing rate (as a percent)	1.43%
Percentage increase in non-performing loans ratio	0.19%
United Kingdom | Santander UK | Mortgages | Gross carrying amount
Credit risk
Financial assets	€ 209,949
Percent increase in portfolio	4.30%